Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Cash and cash equivalents	$ 50,640	$ 58,801	$ 62,731	$ 63,997
Marketable securities - current	29,340	21,460
Accounts receivable	1,298	2,027
Restricted cash	8,991
Marketable debt securities - noncurrent	4,744	6,048
Refundable deposits	302	306
Financial liabilities
Short-term borrowings	18,641	4,361
Accounts payable	771	1,178
Accrued compensation	796	380
Accrued expenses	3,465	2,617
Carrying Amount
Financial assets
Cash and cash equivalents	50,640	58,801
Marketable securities - current	29,340	21,460
Accounts receivable	1,298	2,027
Restricted cash	8,991
Marketable debt securities - noncurrent	4,744	6,048
Refundable deposits	302	306
Financial liabilities
Short-term borrowings	18,641	4,361
Accounts payable	771	1,178
Accrued compensation	796	380
Accrued expenses	3,465	2,617
Fair Value
Financial assets
Cash and cash equivalents	50,640	58,801
Marketable securities - current	29,340	21,460
Accounts receivable	1,298	2,027
Restricted cash	8,991
Marketable debt securities - noncurrent	4,744	6,048
Refundable deposits	302	306
Financial liabilities
Short-term borrowings	18,641	4,361
Accounts payable	771	1,178
Accrued compensation	796	380
Accrued expenses	$ 3,465	$ 2,617